Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt, Pre-Swap Borrowing

($ in millions)
At December 31:	Maturities	2023	2022
U.S. dollar debt (weighted-average interest rate at December 31, 2023): (1)
3.4%	2023	$—	$1,529
3.3%	2024	5,003	5,009
5.1%	2025	1,601	1,603
3.5%	2026	5,201	4,351
3.1%	2027	3,619	3,620
5.0%	2028	1,313	313
3.5%	2029	3,250	3,250
2.0%	2030	1,350	1,350
4.4%	2032	1,850	1,850
4.8%	2033	750	—
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	650
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	750
4.2%	2052	1,400	1,400
5.1%	2053	650	—
7.1%	2096	316	316
		$35,317	$33,605
Euro debt (weighted-average interest rate at December 31, 2023): (1)
0.7%	2023	$—	$2,937
1.1%	2024	829	801
1.6%	2025	3,315	3,204
2.3%	2027	2,210	1,068
0.7%	2028	1,989	1,922
1.5%	2029	1,105	1,068
0.9%	2030	1,105	1,068
2.7%	2031	2,762	1,335
0.7%	2032	1,768	1,709
1.3%	2034	1,105	1,068
3.8%	2035	1,105	—
1.2%	2040	939	908
4.0%	2043	1,105	—
		$19,335	$17,087
Other currencies (weighted-average interest rate at December 31, 2023, in parentheses): (1)
Pound sterling (4.9%)	2038	$955	$—
Japanese yen (0.5%)	2024–2028	1,251	694
Other (14.2%)	2024–2026	241	361
		$57,099	$51,747
Finance lease obligations (4.5%)	2024–2034	499	239
		$57,598	$51,986
Less: net unamortized discount		838	835
Less: net unamortized debt issuance costs		154	138
Add: fair value adjustment (2)		(60)	(73)
		$56,546	$50,940
Less: current maturities		6,425	4,751
Total		$50,121	$46,189
(1)    Includes notes, debentures, bank loans and secured borrowings.
(2)    The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)
	2023		2022
At December 31:	Amount	Weighted-Average Interest Rate	Amount	Weighted-Average Interest Rate
Fixed-rate debt	$48,803	3.0%	$43,898	2.7%
Floating-rate debt (1)	7,743	6.1%	7,042	5.9%
Total	$56,546		$50,940
(1)    Includes $6,725 million and $6,525 million in 2023 and 2022, respectively, of notional interest-rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note T, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding
Pre-swap annual contractual obligations of long-term debt outstanding at December 31, 2023, are as follows:

($ in millions)
Total
2024	$6,427
2025	5,090
2026	5,624
2027	5,898
2028	3,959
Thereafter	30,600
Total	$57,598

Interest on Debt

($ in millions)
For the year ended December 31:	2023	2022	2021
Cost of financing	$334	$346	$392
Interest expense	1,607	1,216	1,155
Interest capitalized	9	5	3
Total interest paid and accrued	$1,949	$1,566	$1,550